STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2023
STOCK OPTIONS
Summary of Stock option award
	Options outstanding
	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding January 1, 2021	6,500,000	$1.81	4.87
Expired	(200,000)	1.81	-
Granted	128,000	1.77	9.48
Outstanding December 31, 2021	6,428,000	$1.81	3.86

Expired	(20,000)	3.43	-
Cancelled	(468,000)	2.03	-
Granted	140,000	0.49	9.94
Outstanding December 31, 2022	6,080,000	$1.76	2.92
Expired	-	-	-
Cancelled	(580,000)	1.33	-
Granted	850,000	0.79	9.93
Outstanding December 31, 2023	6,350,000	$1.67	2.65
Options exercisable	5,600,000	$1.78	1.69

Summary of Fair value of options granted
Description	2023		2022		2021
Share price	$1.30~0.40		$1.30~0.40		$1.75~1.83
Exercise price	$0.30		$0.38~3.43		$1.75~1.83
Risk-free interest rate	2.93~3.57%		2.93~3.57%			1.60%~1.64%
Expected volatility	116.39~119.84%		116.39~119.84%			107.05%~107.47%
Expected option life in years	10.0	Yrs	10.0	Yrs	10.	Yrs
Expected dividend yield	-		-		-